Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 86,699	$ 80,846	$ 82,737
Retirement Services
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	79,298	73,702	81,633
Corporate and Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 7,401	$ 7,144	$ 1,104